UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	April 23, 2003
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$175,644



List of Other Included Managers:		None
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
                                                KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                           March 31, 2003
                                                          voting authority
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                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc            COM              00184A105     2234   205700 SH       Sole                   205700
AT&T Corp Wireless             COM              00209A106     4190   634862 SH       Sole                   634862
American International         COM              026874107     5399   109190 SH       Sole                   109190
Amgen                          COM              031162100     2331    40500 SH       Sole                    40500
Arrow Electronics, Inc.        COM              042735100     1843   125400 SH       Sole                   125400
Avnet Inc                      COM              053807103      156    14900 SH       Sole                    14900
Avon Products                  COM              054303102     3024    53000 SH       Sole                    53000
Bank One Corp                  COM              06423A103     3472   100300 SH       Sole                   100300
BankAmerica Corp               COM              060505104     5661    84702 SH       Sole                    84702
Boeing Co                      COM              097023105     1536    61300 SH       Sole                    61300
Burlington Resources           COM              122014103     1799    37700 SH       Sole                    37700
CVS Corporation                COM              126650100     3606   151200 SH       Sole                   151200
Cardinal Health Inc            COM              14149Y108     1951    34250 SH       Sole                    34250
Caterpillar Inc                COM              149123101     1161    23600 SH       Sole                    23600
Cendant Corp                   COM              151313103     3357   264351 SH       Sole                   264351
ChevronTexaco Corp             COM              166764100     5596    86565 SH       Sole                    86565
Choicepoint Inc                COM              170388102     1878    55398 SH       Sole                    55398
Cisco Systems                  COM              17275R102     5399   415940 SH       Sole                   415940
Citigroup Inc                  COM              172967101     5853   169898 SH       Sole                   169898
Delphi Corporation             COM              247126105      599    87700 SH       Sole                    87700
Duke Energy Corp               COM              264399106     1983   136400 SH       Sole                   136400
E M C Corp                     COM              268648102     2473   342000 SH       Sole                   342000
Eastman Kodak Company          COM              277461109     1677    56650 SH       Sole                    56650
El Paso Corporation            COM              28336L109     1422   235000 SH       Sole                   235000
Exxon Mobil Corp               COM              30231G102     7032   201194 SH       Sole                   201194
Federated Dept Stores          COM              31410H101     2743    97900 SH       Sole                    97900
First Data Corp                COM              319963104     4899   132360 SH       Sole                   132360
General Electric Company       COM              369604103     3444   135050 SH       Sole                   135050
General Motors Corp            COM              370442105     2243    66707 SH       Sole                    66707
Hewlett Packard Cc             COM              428236103     2111   135731 SH       Sole                   135731
Home Depot Inc                 COM              437076102      487    20000 SH       Sole                    20000
Intel Corp                     COM              458140100     2823   173400 SH       Sole                   173400
International Paper            COM              460146103     5949   176020 SH       Sole                   176020
Intl Business Machines         COM              459200101     3364    42890 SH       Sole                    42890
J P Morgan & Co. Inc/Chase     COM              46625H100     3077   129760 SH       Sole                   129760
Johnson & Johnson              COM              478160104     4340    75000 SH       Sole                    75000
Kimberly-Clark                 COM              494368103     2360    51924 SH       Sole                    51924
Kraft Foods                    COM              50075N104     2854   101200 SH       Sole                   101200
Kroger Co                      COM              501044101     1773   134800 SH       Sole                   134800
L-3 Communications Hldfs       COM              502424104     1217    30300 SH       Sole                    30300
Lockheed Martin Corp.          COM              539830109      956    20100 SH       Sole                    20100
Medtronic Inc                  COM              585055106     2044    45300 SH       Sole                    45300
Microsoft Corp                 COM              594918104     6132   253280 SH       Sole                   253280
Minnesota Mining Mfg           COM              88579Y101     2698    20750 SH       Sole                    20750
Morgan Stanley                 COM              617446448     1894    49400 SH       Sole                    49400
Nokia Corp ADR                 COM              654902204     2476   176700 SH       Sole                   176700
Northern Trust Corp            COM              665859104      789    25900 SH       Sole                    25900
Oracle Corp                    COM              68389X105     1587   146300 SH       Sole                   146300
PNC Financial Svcs Group       COM              693475105     3001    70800 SH       Sole                    70800
Pfizer Inc                     COM              717081103     3996   128245 SH       Sole                   128245
Pharmacia Corp                 COM              71713U102     2829    65328 SH       Sole                    65328
Procter Gamble Co              COM              742718109     3924    44060 SH       Sole                    44060
Raytheon Co                    COM              755111507     2023    71300 SH       Sole                    71300
Sears Roebuck & Company        COM              812387108     2065    85500 SH       Sole                    85500
State Street Corp              COM              857477103     1531    48400 SH       Sole                    48400
Target Corp                    COM              87612e106     4737   161900 SH       Sole                   161900
Tellabs Inc                    COM              879664100      508    87800 SH       Sole                    87800
Tenet Healthcare Corp          COM              88033G100      605    36250 SH       Sole                    36250
Texas Instruments Inc          COM              882508104     1408    86000 SH       Sole                    86000
Transocean Sedco Forex         COM              G90078109      706    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     1972    34600 SH       Sole                    34600
United Technologies Corp       COM              913017109     4200    72690 SH       Sole                    72690
Viacom Inc CL B                COM              925524308     2241    61360 SH       Sole                    61360
Wells Fargo & Co New           COM              949746101     2007    44600 SH       Sole                    44600
REPORT SUMMARY                 64 DATA RECORDS              175644            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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